Stockholders’ Equity (Details) - USD ($)						3 Months Ended	12 Months Ended
	Mar. 07, 2024	Mar. 04, 2024	Nov. 15, 2023	Nov. 13, 2023	Oct. 17, 2022	Mar. 31, 2024	Dec. 31, 2023	Feb. 14, 2023	Jan. 20, 2023	Dec. 31, 2022
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001
Preferred stock, shares authorized			1,000,000			1,000,000	1,000,000			1,000,000
Preferred stock, per value (in Dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Shares of common stock						1,800,000	1,800,000
Cash proceeds from the Trust Account (in Dollars)			$ 36,383,179
Share issued						200,000	200,000
Aggregate shares							134,500
Fair value amount (in Dollars)			$ 910,565				$ 135,400
Per share (in Dollars per share)							$ 10.95
Shares of common stock at fair value							90,000
Subject to redemption shares				0.0001
Redemption price per share (in Dollars per share)				$ 5
Redemption Price (in Dollars)				$ 3,567,960
Cash proceeds (in Dollars)				$ 6,017,960
Aggregate gross purchase price (in Dollars)	$ 150,000,000				$ 150,000,000
Number of share sold amount (in Dollars)						$ 2,000,000	$ 2,000,000
Weighted average price of common stock, percentage						96.00%	96.00%
Aggregate Shares Received		224,500
RSU’s vesting		112,000
Employees received RSU		285,000
Stock issued during period value		50,000
Share issued		30,000
Stock price per share (in Dollars per share)						$ 6.5	$ 6.5
Stock-based compensation expense (in Dollars)						$ 125,680
Additional capital (in Dollars)						$ 910,160
Additional shares						301,878
Share-based compensation expense (in Dollars)						$ 573,568
Percentage of commitment						7.00%
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Shares of common stock							89,000
Fair value amount (in Dollars)							$ 900,000
Redemption of common stock				600,000
Restricted Stock [Member]
Stockholders’ Equity [Line Items]
Aggregate Shares Received		35,000
RSU’s vesting		112,500
Stock issued during period value		60,000
Stock price per share (in Dollars per share)						$ 1.97
Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Common stock effective rate						400.00%	400.00%
Dividend rate						30.00%	30.00%
HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized			121,000,000
Shares of common stock			3,323,707
White Lion [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued							138,122
Common stock value (in Dollars)							$ 1,500,000
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized			100,000,000			100,000,000	100,000,000			100,000,000
Share issued						200,000	200,000
Aggregate shares			134,500
Fair value amount (in Dollars)							$ 910,565
Per share (in Dollars per share)			$ 6.77	$ 5
Shares of common stock at fair value						10,000	10,000
Common stock, shares issued				20,040		5,235,131	5,235,131			5,235,131
Common stock, shares outstanding						5,235,131	5,235,131			5,235,131
Common stock value (in Dollars)						$ 524	$ 524
Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized			20,000,000			20,000,000	20,000,000			20,000,000
Share issued						2,000,000	2,000,000
Common stock, shares issued						1,800,000	1,800,000			1,800,000
Common stock, shares outstanding						1,800,000	1,800,000			1,800,000
Common stock value (in Dollars)						$ 180	$ 180
Non-Redeemable Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock			3,006,250
Redeemable Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock			4,509,403
OpCo Class B Units [Member]
Stockholders’ Equity [Line Items]
Share issued						200,000	200,000
Common stock value (in Dollars)							$ 1,800,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Shares of common stock at fair value						440,000	20,000
Common stock, shares issued								60,000	30,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Per share (in Dollars per share)			$ 6.77				$ 10.86